Insurance (Tables)	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Insurance Liabilities
Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2015	2014
	(In millions)
U.S.	$119,806	$119,717
MetLife Holdings	98,346	97,032
Corporate & Other	2,383	2,395
Total	$220,535	$219,144

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2013	$109	$332	$340	$68	$849
Incurred guaranteed benefits	44	58	77	6	185
Paid guaranteed benefits	(5)	—	—	—	(5)
Balance at December 31, 2013	148	390	417	74	1,029
Incurred guaranteed benefits	51	68	124	8	251
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2014	196	458	541	82	1,277
Incurred guaranteed benefits	37	80	86	9	212
Paid guaranteed benefits	(1)	—	—	—	(1)
Balance at December 31, 2015	$232	$538	$627	$91	$1,488
Ceded
Balance at January 1, 2013	$86	$110	$265	$47	$508
Incurred guaranteed benefits	39	14	49	4	106
Paid guaranteed benefits	(5)	—	—	—	(5)
Balance at December 31, 2013	120	124	314	51	609
Incurred guaranteed benefits (1)	(80)	(100)	(9)	6	(183)
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2014	37	24	305	57	423
Incurred guaranteed benefits	14	2	49	6	71
Paid guaranteed benefits	(1)	—	—	—	(1)
Balance at December 31, 2015	$50	$26	$354	$63	$493
Net
Balance at January 1, 2013	$23	$222	$75	$21	$341
Incurred guaranteed benefits	5	44	28	2	79
Paid guaranteed benefits	—	—	—	—	—
Balance at December 31, 2013	28	266	103	23	420
Incurred guaranteed benefits	131	168	133	2	434
Paid guaranteed benefits	—	—	—	—	—
Balance at December 31, 2014	159	434	236	25	854
Incurred guaranteed benefits	23	78	37	3	141
Paid guaranteed benefits	—	—	—	—	—
Balance at December 31, 2015	$182	$512	$273	$28	$995

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(1)	See Note 6.

Fund Groupings
Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2015	2014
	(In millions)
Fund Groupings:
Equity	$23,701	$24,995
Balanced	21,082	22,759
Bond	4,454	4,561
Money Market	132	150
Total	$49,369	$52,465

Guarantees Related to Annuity, Universal and Variable Life Contracts
Information regarding the Company’s guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

	December 31,
	2015				2014
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total account value (2)	$59,858		$27,648		$62,810		$29,474
Separate account value	$48,216		$26,530		$51,077		$28,347
Net amount at risk	$1,698	(3)	$379	(4)	$702	(3)	$244	(4)
Average attained age of contractholders	65 years		63 years		65 years		63 years
Other Annuity Guarantees
Total account value (2)	N/A		$406		N/A		$456
Net amount at risk	N/A		$144	(5)	N/A		$153	(5)
Average attained age of contractholders	N/A		56 years		N/A		55 years

	December 31,
	2015		2014
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Total account value (2)	$8,166	$1,052	$8,213	$1,091
Net amount at risk (6)	$75,994	$7,658	$78,758	$8,164
Average attained age of policyholders	55 years	61 years	54 years	60 years
______________

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(3)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5)
Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank
Metropolitan Life Insurance Company and General American Life Insurance Company (“GALIC”), a subsidiary, are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2015	2014
	(In millions)
FHLB of NY	$666	$661
FHLB of Des Moines	$40	$50

Schedule of liability recorded and collateral pledged for funding agreements
The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2015	2014	2015		2014
	(In millions)
FHLB of NY (1)	$12,570	$12,570	$14,085	(2)	$15,255	(2)
Farmer Mac (3)	$2,550	$2,550	$2,643		$2,932
FHLB of Des Moines (1)	$750	$1,000	$851	(2)	$1,141	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2015	2014
	(In millions)
Invested assets on deposit (regulatory deposits)	$1,245	$1,421
Invested assets pledged as collateral (1)	19,011	20,712
Total invested assets on deposit and pledged as collateral	$20,256	$22,133
______________

(1)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$7,310	$7,022	$6,826
Less: Reinsurance recoverables	286	290	301
Net balance at January 1,	7,024	6,732	6,525
Incurred related to:
Current year	5,316	5,099	4,762
Prior years	13	—	(12)
Total incurred	5,329	5,099	4,750
Paid related to:
Current year	(3,415)	(3,228)	(3,035)
Prior years	(1,684)	(1,579)	(1,508)
Total paid	(5,099)	(4,807)	(4,543)
Net balance at December 31,	7,254	7,024	6,732
Add: Reinsurance recoverables	273	286	290
Balance at December 31,	$7,527	$7,310	$7,022